Income Tax Expenses - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Tax rate on taxable income	16.50%
Uniform income tax rate	25.00%	25.00%	25.00%
Withholding tax percentage on dividend distributed by foreign investment enterprises	10.00%
Undistributed earnings and reserves available for distribution	¥ 65,976,000	¥ 54,822,000
Unrecognized uncertain tax positions	¥ 0	¥ 0
Hong Kong Tax Rate for Profits at 2 Million
Income Tax Disclosure [Line Items]
Tax rate on taxable income	8.25%
Hong Kong Tax Rate for Profits over 2 Million
Income Tax Disclosure [Line Items]
Tax rate on taxable income	16.50%
EIT Law | Maximum
Income Tax Disclosure [Line Items]
Percentage of additional tax deduction for research and development activities	100.00%
EIT Law | Minimum
Income Tax Disclosure [Line Items]
Percentage of additional tax deduction for research and development activities	75.00%
China and Hong Kong Special Administrative Region
Income Tax Disclosure [Line Items]
Minimum required investment percentage to consider 5% withholding tax rate	25.00%
China and Hong Kong Special Administrative Region | Maximum
Income Tax Disclosure [Line Items]
Withholding tax percentage on dividend distributed by foreign investment enterprises	5.00%